RESEARCH EXPENDITURES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RESEARCH EXPENDITURES
Research expenditures related to the development of new products and processes, including significant improvements and refinements to existing products	$ 96	$ 88	$ 86